Investment property	12 Months Ended
Dec. 31, 2024
Investment property [abstract]
Investment property
11.
Investment property

	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	US$’000
Cost
At January 1	32,389	33,647	4,690
Translation difference	1,258	(73)	(10)
At December 31	33,647	33,574	4,680
Accumulated depreciation
At January 1	27,633	29,544	4,118
Charge for the year	355	361	50
Translation difference	1,556	(504)	(70)
At December 31	29,544	29,401	4,098
Net carrying amount	4,103	4,173	582
Fair value	11,453	13,294	1,853
Consolidated statements of profit or loss:
Rental income from an investment property
- Minimum lease payments	154	156	22
Direct operating expenses (including repairs and maintenance) arising from the rental generating property	(720)	(668)	(93)

The Group has no restrictions on the realizability of its investment property. The Group is in the process of planning to carry out major refurbishment of the entertainment complex for conversion into additional hotel and function rooms. The building permit for the conversion of the entertainment complex into hotel and function rooms had been approved by the Cameron Highlands District Council in 2024.

The entertainment complex is classified as investment property as it is still held to earn rental income and is being leased to third parties.

Investment property is carried at cost less accumulated depreciation and accumulated impairment losses. Depreciation is calculated using straight-line method to allocate the depreciable amounts over the estimated useful life of 30 years.

The Group engaged an independent professional qualified valuer to determine the fair value of investment property at the end of each financial year.

The fair value of investment property is determined by the market comparison and cost methods. In valuing the investment property, due consideration is given to factors such as location and size of building, building infrastructure, market knowledge and historical comparable transactions to arrive at their opinion of value.

11.
Investment property (cont’d)

The following table shows information about fair value measurement of the investment property using significant unobservable inputs (Level 3):

	Valuation techniques	Unobservable input	Inter-relationship between key unobservable inputs and fair value measurement
2024	Market comparison and cost method	Comparable price: -RMB 102 to RMB 570 (US$14 to US$79) per square foot	The estimated fair value increases with higher comparable price

2023	Market comparison and cost method	Comparable price: -RMB 189 to RMB 458 per square foot	The estimated fair value increases with higher comparable price